Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of Company's current and deferred federal tax expense
	Year Ended December 31,
	2014	2013	2012
Current expense	$31,688	$2,693	$23,415
Deferred expense	3,311	27,384	17,877
Total income tax expense	$34,999	$30,077	$41,292

Schedule of reconciliation of the federal income tax rate to the Company's effective income tax rate

	December 31,
	2014	2013	2012
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends-received deduction	(2.6)	(2.5)	(1.7)
Tax exempt interest	(0.4)	(0.3)	(0.2)
Change in liability for prior years’ taxes	(0.3)	0.2	(2.1)
Permanent nondeductible expenses	0.3	0.3	0.3
Nondeductible health insurer fee	1.9	0.0	0.0
Other	(0.3)	(0.3)	0.3
Effective income tax rate	33.6%	32.4%	31.6%

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

	Years Ended December 31,
	2014	2013	2012

Balance at beginning of year	$(382)	$(776)	$(2,187)
Additions based on tax positions related to the current year	0	(92)	0
Reductions based on tax positions related to the current year	21	10	42
Additions for tax positions of prior years	(703)	(381)	(1,585)
Reductions for tax positions of prior years	131	857	2,043
Settlements	858	0	911
Balance at end of year	$(75)	$(382)	$(776)

Schedule of significant deferred tax assets and deferred tax liabilities

	December 31,
	2014	2013
Deferred Tax Assets
Deferred gain on disposal of businesses	$23,672	$21,883
Investments, net	45,270	48,551
Deferred acquisition costs	11,687	13,466
Compensation related	1,150	1,598
Employee and post-retirement benefits	3,553	1,642
Total deferred tax asset	85,332	87,140

Deferred Tax Liabilities
Net unrealized appreciation on securities	(154,852)	(99,002)
Policyholder and separate account reserves	(4,848)	(2,058)
Accrued liabilities	(1,938)	(1,934)
Other	(5,147)	(6,388)
Total deferred tax liability	(166,785)	(109,382)
Net deferred income tax liability	$(81,453)	$(22,242)